SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of bonds payable	$ 32,151	¥ 223,832	¥ 150,098	¥ 63,354
Interest expense on bank borrowings	2,041	14,212	19,395	87,916
Interest expense on finance lease	17,263	120,185	79,935	63,757
Total interest costs	51,455	358,229	249,428	215,027
Less: Total interest costs capitalized	(1,762)	(12,274)	(13,362)	(29,714)
Interest expenses, net	$ 49,693	¥ 345,955	¥ 236,066	¥ 185,313